EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Basic earnings per share (in dollars per share)	$ 1.06	$ 1.57	$ 2.15
Basic earnings per share:
Net income available to stockholders	$ 101,209	$ 146,406	$ 200,832
Diluted earnings per share:
Interest on Convertible Debt, Net of Tax	4,511	15,310	22,449
Net income available to stockholders, diluted	$ 105,720	$ 161,716	$ 223,281
Basic earnings per share:
Weighted average number of common shares outstanding	95,597	93,497	93,450
Diluted earnings per share:
Weighted average number of common shares outstanding	95,597	93,497	93,450
Effect of dilutive share options	26	0	23
Effect of dilutive convertible bonds	7,277	14,543	25,535
Weighted average number of diluted common shares outstanding	102,900	108,040	119,008
Diluted earnings per share (in dollars per share)	$ 1.03	$ 1.50	$ 1.88